Business transactions (Summary of LG International Corporation Transaction) (Details) - LG International Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Nov. 28, 2018
Disclosure of detailed information about business combination [line items]
Cash	$ 81,000,000
Additional installments to be paid	29,427,000
Total consideration	110,427,000	$ 81,000,000
Equity attributable to non-controlling interest	64,245,000
Trade and other payables	32,786,000
Total identifiable net assets	97,031,000
Result of the transaction recognized in Equity	$ 13,396,000